THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE
FORM 13F FILED ON 8/11/06 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH THAT
CONFIDENTIAL TREATMENT EXPIRED.
                                                  ------------------------------
                                                  OMB Number:     3235-0006
                                                  Expires:    December 31, 2006
                                                  Estimated average burden
                                                  hours per form  . . . . .22.8
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 6/30/2006
                                                          --------------
            Check here if Amendment [X]: Amendment Number:         1
                                                          --------------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   MICHAEL R. MURPHY
                        --------------------------------------------------------
Address:                71 SOUTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
                        --------------------------------------------------------

--------------------------------------------------------------------------------
Form 13F File Number 28-    11638
                            ----------------------------------------------------

                            The institutional investment manager filing this
                        report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Michael R. Murphy
                        --------------------------------------------------------
Title:                  Managing Member of Discovery Group I, LLC
                        --------------------------------------------------------
Phone:                  312-920-2135
                        --------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Michael R. Murphy
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
11/27/2006
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
------------------
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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
              2
              ------------------------------------------------------------------

Form 13F Information Table Entry Total:
              7
              ------------------------------------------------------------------
Form 13F Information Table Value Total:
              $           10,040 (thousands)
              -----------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                 Form 13F File Number              Name
1                  28-11635                           DANIEL J. DONOGHUE
----------         ------------------------           --------------------------
2                  28-11637                           DISCOVERY GROUP I, LLC
----------         ------------------------           --------------------------


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                                                        13F HOLDINGS REPORT
                                                             6/30/2006

         COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
                                                                                                                Voting Authority
-----------------------  --------   ---------  ---------  ---------------------   ------------   ---------  -----------------------
         NAME OF         TITLE OF                 VALUE     SHRS OR   SH/  PUT/    INVESTMENT     OTHER
         ISSUER           CLASS       CUSIP    (X $1000)    PRN AMT   PRN  CALL    DISCRETION    MANAGERS   SOLE    SHARED     NONE
-----------------------  --------   ---------  ---------  ---------   ---  ----   ------------   ---------  ------  ------     ----
BOE FINL SVCS VA INC       COM      05564W106       214       6,725   SH          SHARED-OTHER      1                 6,725
COMM BANCORP INC           COM      200468106       737      17,133   SH          SHARED-OTHER      1                17,133
PSB BANCORP INC            COM      693604100       547      49,459   SH          SHARED-OTHER      1                49,459
HINES HORTICULTURE INC     COM      433245107     1,471     408,534   SH          SHARED-OTHER     1, 2             408,534
NATL MED HEALTH CARD SYS   COM NEW  636918302     1,616     117,100   SH          SHARED-OTHER     1, 2             117,100
NEOWARE INC                COM      64065P102     4,117     334,975   SH          SHARED-OTHER     1, 2             334,975
YAK COMMUNICATIONS INC     COM      984208207     1,338     450,796   SH          SHARED-OTHER     1, 2             450,796

TOTAL                                            10,040   1,384,722                                               1,384,722